NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	€ 245	€ 76	€ 76
Other current assets	5,488	3,769	€ 3,769	€ 5,488
Cash and cash equivalents	25,189	38,789
Financial liabilities – non-current portion	8,552	7,547
Lease liabilities - non-current portion	2,559	2,680
Financial liabilities – current portion	3,201	2,565
Lease liabilities - current portion	828	775
Trade and other payables	9,121	5,115
Other current liabilities	4,033	2,909
Total financial liabilities	11,753
Pherecydes
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	3,300
Financial liabilities at carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion		7,547
Lease liabilities - non-current portion		2,680
Financial liabilities – current portion		2,565
Lease liabilities - current portion		775
Trade and other payables		5,115
Other current liabilities		2,858
Total financial liabilities		21,540
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	8,552	7,547
Lease liabilities - non-current portion	2,559	2,680
Financial liabilities – current portion	3,201	2,565
Lease liabilities - current portion	828	775
Trade and other payables	9,120	5,115
Other current liabilities	3,613	2,858
Total financial liabilities	27,873	21,540
Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	8,552	7,547
Lease liabilities - non-current portion	2,559	2,680
Financial liabilities – current portion	3,201	2,565
Lease liabilities - current portion	828	775
Trade and other payables	9,120	5,115
Other current liabilities	3,613	2,858
Total financial liabilities	27,873	21,540
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	8,552
Lease liabilities - non-current portion	2,559
Financial liabilities – current portion	3,201
Lease liabilities - current portion	828
Trade and other payables	9,120
Other current liabilities	3,613
Total financial liabilities	27,873
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	205	195
Other current financial assets	302	464
Trade and other receivables	245	76
Other current assets	3,854	1,798
Cash and cash equivalents	25,189	38,789
Total financial assets	29,795	41,322
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	25,189	38,789
Total financial assets	25,189	38,789
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	205	195
Other current financial assets	302	464
Trade and other receivables	245	76
Other current assets	3,854	1,798
Total financial assets	4,606	2,533
Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	205	195
Other current financial assets	302	464
Trade and other receivables	245	76
Other current assets	3,854	1,798
Cash and cash equivalents	25,189	38,789
Total financial assets	€ 29,795	€ 41,322